Expense Example - Billionaires Club ETF - Billionaires Club ETF	Apr. 29, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 261